Share Capital (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock Options [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Options Outstanding, Number outstanding	16,400,000	19,357,500	16,445,000	11,920,000
Options Outstanding, Weighted Average Remaining Contractual Life	2 years 9 months 15 days	2 years 11 months 8 days
Options Outstanding, Weighted Average Exercise Prices Options	$ 0.08	$ 0.08
Options Exercisable, Number Exercisable	13,525,000	14,385,000
Options Exercisable, Weighted Average Remaining Contractual Life	2 years 5 months 1 day	2 years 7 months 13 days
Options Exercisable, Weighted Average Exercise Prices Options	$ 0.08	$ 0.08
Exercise Price One [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Options Outstanding, Number outstanding	2,300,000
Options Outstanding, Weighted Average Remaining Contractual Life	6 months 14 days	5 months 23 days
Options Outstanding, Weighted Average Exercise Prices Options	$ 0.10	$ 0.08
Options Exercisable, Number Exercisable	2,300,000	1,400,000
Options Exercisable, Weighted Average Remaining Contractual Life	6 months 14 days	5 months 23 days
Options Exercisable, Weighted Average Exercise Prices Options	$ 0.10	$ 0.08
Exercise Price Two [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Options Outstanding, Number outstanding	3,700,000
Options Outstanding, Weighted Average Remaining Contractual Life	1 year 11 months 8 days	1 year 6 months 14 days
Options Outstanding, Weighted Average Exercise Prices Options	$ 0.06	$ 0.10
Options Exercisable, Number Exercisable	3,700,000	3,600,000
Options Exercisable, Weighted Average Remaining Contractual Life	1 year 11 months 8 days	1 year 6 months 14 days
Options Exercisable, Weighted Average Exercise Prices Options	$ 0.06	$ 0.10
Exercise Price Three [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Options Outstanding, Number outstanding	3,600,000
Options Outstanding, Weighted Average Remaining Contractual Life	2 years 6 months 7 days	2 years 11 months 8 days
Options Outstanding, Weighted Average Exercise Prices Options	$ 0.08	$ 0.06
Options Exercisable, Number Exercisable	3,600,000	5,312,500
Options Exercisable, Weighted Average Remaining Contractual Life	2 years 6 months 7 days	2 years 11 months 8 days
Options Exercisable, Weighted Average Exercise Prices Options	$ 0.08	$ 0.06
Exercise Price Four [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Options Outstanding, Number outstanding	2,050,000
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 5 months 11 days	3 years 6 months 7 days
Options Outstanding, Weighted Average Exercise Prices Options	$ 0.10	$ 0.08
Options Exercisable, Number Exercisable	2,050,000	2,410,000
Options Exercisable, Weighted Average Remaining Contractual Life	3 years 5 months 11 days	3 years 6 months 7 days
Options Exercisable, Weighted Average Exercise Prices Options	$ 0.10	$ 0.08
Exercise Price Five [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Options Outstanding, Number outstanding	500,000
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 8 months 12 days	4 years 5 months 1 day
Options Outstanding, Weighted Average Exercise Prices Options	$ 0.09	$ 0.10
Options Exercisable, Number Exercisable	375,000	1,537,500
Options Exercisable, Weighted Average Remaining Contractual Life	3 years 8 months 12 days	4 years 5 months 1 day
Options Exercisable, Weighted Average Exercise Prices Options	$ 0.09	$ 0.10
Exercise Price Six [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Options Outstanding, Number outstanding	3,250,000
Options Outstanding, Weighted Average Remaining Contractual Life	4 years 5 months 26 days	4 years 8 months 12 days
Options Outstanding, Weighted Average Exercise Prices Options	$ 0.08	$ 0.09
Options Exercisable, Number Exercisable	1,300,000	125,000
Options Exercisable, Weighted Average Remaining Contractual Life	4 years 5 months 26 days	4 years 8 months 12 days
Options Exercisable, Weighted Average Exercise Prices Options	$ 0.08	$ 0.09
Exercise Price Seven [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Options Outstanding, Number outstanding	500,000
Options Outstanding, Weighted Average Remaining Contractual Life	4 years 10 months 13 days
Options Outstanding, Weighted Average Exercise Prices Options	$ 0.06
Options Exercisable, Number Exercisable	100,000
Options Exercisable, Weighted Average Remaining Contractual Life	4 years 10 months 13 days
Options Exercisable, Weighted Average Exercise Prices Options	$ 0.06
Exercise Price Eight [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Options Outstanding, Number outstanding	500,000
Options Outstanding, Weighted Average Remaining Contractual Life	4 years 10 months 13 days
Options Outstanding, Weighted Average Exercise Prices Options	$ 0.05
Options Exercisable, Number Exercisable	100,000
Options Exercisable, Weighted Average Remaining Contractual Life	4 years 10 months 13 days
Options Exercisable, Weighted Average Exercise Prices Options	$ 0.05